Financial Instruments - Narrative (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2025	Oct. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Proceeds from settlement of loans, including convertible loans			$ 56,000,000	$ 0	$ 0
Convertible loans receivable			0			$ 29,000,000.0
Debt securities, available-for-sale, noncurrent	$ 13,800,000		13,200,000
Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable			0	34,000,000
Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Gains on convertible loan receivable			5,300,000	1,800,000	$ 1,000,000.0
Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost			10,000,000	27,000,000
Other receivables
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost			7,300,000	7,100,000
Arduino
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable, credit loss reversal			$ 16,800,000
Proceeds from settlement of loans, including convertible loans		$ 16,900,000
Ampere
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable						$ 29,000,000.0
Ampere | Convertible loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Proceeds from settlement of loans, including convertible loans	39,300,000
Arduino
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable, noncurrent				$ 16,600,000
Cerfe Labs, Inc. | Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan term			4 years	4 years
Loans and other receivables carried at amortized cost			$ 3,200,000	$ 3,200,000
Ampere | Convertible loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Proceeds from settlement of loans, including convertible loans	$ 39,300,000